UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3081

DREYFUS APPRECIATION FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2007 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Banks--4.9%
Bank of America	1,550,000	79,081,000
HSBC Holdings, ADR	796,700 a	69,958,227
SunTrust Banks	622,400	51,684,096
		200,723,323
Capital Goods--6.4%
Emerson Electric	1,752,800	75,528,152
General Electric	5,378,000	190,166,080
		265,694,232
Consumer Durables & Apparel--1.6%
Christian Dior	547,800 a	66,574,408
Consumer Services--2.0%
Hilton Hotels	796,700	28,649,332
McDonald's	1,170,200	52,717,510
		81,366,842
Diversified Financials--11.4%
American Express	1,444,100	81,447,240
Ameriprise Financial	547,800	31,301,292
Citigroup	3,515,933	180,508,000
JPMorgan Chase & Co.	1,917,100	92,749,298
Merrill Lynch & Co.	1,045,700 a	85,402,319
		471,408,149
Energy--20.1%
BP, ADR	494,000	31,986,500
Chevron	2,424,800	179,338,208
ConocoPhillips	1,942,000	132,735,700
Exxon Mobil	3,953,398	298,283,879
Halliburton	448,200 a	14,225,868
Occidental Petroleum	975,900	48,121,629
Royal Dutch Shell, Cl. A, ADR	632,300	41,921,490
Total, ADR	1,145,300	79,919,034
		826,532,308
Food & Staples Retailing--5.8%
SYSCO	746,900 a	25,267,627
Wal-Mart Stores	1,352,500	63,499,875
Walgreen	2,838,400	130,254,176
Whole Foods Market	448,200 a	20,101,770
		239,123,448
Food, Beverage & Tobacco--17.8%
Altria Group	3,500,700	307,396,467
Anheuser-Busch Cos.	876,300	44,218,098
Coca-Cola	2,778,600	133,372,800
Nestle, ADR	1,244,900	121,153,668
PepsiCo	2,041,600	129,764,096
		735,905,129
Health Care Services--1.0%

UnitedHealth Group	746,900	39,563,293
Household & Personal Products--4.8%
Estee Lauder Cos., Cl. A	731,800 a	35,748,430
Procter & Gamble	2,589,400	163,546,504
		199,294,934
Insurance--2.2%
American International Group	687,100	46,186,862
Berkshire Hathaway, Cl. A	400 b	43,596,000
		89,782,862
Materials--1.0%
Praxair	622,400	39,186,304
Media--6.3%
McGraw-Hill Cos.	2,141,200	134,638,656
News, Cl. A	5,135,708 a	118,737,569
News, Cl. B	239,000 a	5,848,330
		259,224,555
Pharmaceuticals & Biotechnology--7.9%
Abbott Laboratories	1,294,700 a	72,244,260
Johnson & Johnson	1,892,200	114,023,972
Merck & Co.	478,000	21,113,260
Pfizer	2,650,000	66,939,000
Roche Holding, ADR	597,600	52,845,768
		327,166,260
Retailing--2.3%
Home Depot	1,095,100	40,233,974
Target	946,100 a	56,065,886
		96,299,860
Semiconductors & Equipment--2.3%
Intel	4,929,800	94,307,074
Software & Services--2.4%
Automatic Data Processing	697,100	33,739,640
Microsoft	2,390,200 a	66,614,874
		100,354,514
Total Common Stocks
(cost $2,517,654,877)		4,132,507,495

Other Investment--.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,032,000)	15,032,000 [c]	15,032,000
Investment of Cash Collateral for
Securities Loaned--5.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $222,556,262)	222,556,262 [c]	222,556,262
Total Investments (cost $2,755,243,139)	106.0%	4,370,095,757
Liabilities, Less Cash and Receivables	(6.0%)	(246,066,665)
Net Assets	100.0%	4,124,029,092
ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $215,341,399 and the total market value of the collateral held by the fund is $222,556,262.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS APPRECIATION FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)